Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,381	$ 1,236	$ 1,368
Revenues relating to contract liabilities outstanding	$ 463	$ 508	$ 544